CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total USD ($)	Common Stock	Additional Paid-In Capital USD ($)	Accumulated (Deficit) USD ($)	Cash USD ($)	Cash Common Stock	Cash Additional Paid-In Capital USD ($)	Services USD ($)	Services Common Stock	Services Additional Paid-In Capital USD ($)
Beginning Balance at Dec. 31, 2008	$ 99,603		$ 890,000	$ (790,397)
Beginning Balance (in shares) at Dec. 31, 2008		23,370,780
Net loss	(1,218,707)			(1,218,706)
Common stock issued (in shares)						3,541,162
Common stock issued					1,195,500		1,195,500
Ending Balance at Dec. 31, 2009	76,396		2,085,500	(2,009,103)
Beginning Balance (in shares) at Dec. 31, 2009		26,911,942
Common shares issued in lieu of cash compensation to employees (in shares)		3,336,408
Common shares issued in lieu of cash compensation to employees	129,065		129,065
Warrants issued for services rendered by non-employees	885,000		885,000
Fair value of warrants to purchase 1,400,000 shares of common stock, issued with $1,000,000 face value amount, 8% convertible debentures	790,131		790,131
Net loss	(4,055,905)			(4,055,905)
Common stock issued (in shares)						5,184,831			2,881,434
Common stock issued					2,270,000		2,270,000	247,432		247,432
Ending Balance at Dec. 31, 2010	$ 342,120		$ 6,407,128	$ (6,065,008)
Ending Balance (in shares) at Dec. 31, 2010		38,314,615